Segment Information	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

3. Segment information

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has two operating segments, which are (i) construction management and engineering design services; and (ii) asset management and professional consultancy services in Hong Kong. All assets of the Company are located in Hong Kong and all revenue is generated in Hong Kong.

Key financial performance measures of the segments are as follows:

Year ended March 31, 2025

	Construction and engineering services	Asset management and professional consultancy services	Corporate	Total	Total
	HK$	HK$	HK$	HK$	US$
Revenue – external	362,457,593	14,221,783	—	376,679,376	48,416,995
Revenue – related parties	490,375	1,000,000	—	1,490,375	191,567
Total revenue	362,947,968	15,221,783	—	378,169,751	48,608,562

Cost of revenue – external	(291,551,307)	(9,995,698)	—	(301,547,005)	(38,759,753)
Cost of revenue – related parties	(16,563,785)	—	—	(16,563,785)	(2,129,049)
Total cost of revenue	(308,115,092)	(9,995,698)	—	(318,110,790)	(40,888,802)
Gross profit	54,832,876	5,226,085	—	60,058,961	7,719,760

Depreciation	(1,939,933)	(3,355,818)	—	(5,295,751)	(680,697)
Operating expenses	(21,677,322)	(22,460,175)	(856,149)	(44,993,646)	(5,783,319)
Total expenses	(23,617,255)	(25,815,993)	(856,149)	(50,289,397)	(6,464,016)

Bank interest income	841,020	1,617	7,098	849,735	109,222
Interest expense	(1,993,994)	(698,400)	—	(2,692,394)	(346,071)
Other income	927,217	40,001	—	967,218	124,323
Other expense	(2,966)	—	(19,118)	(22,084)	(2,839)
Impairment loss on goodwill	—	—	—	—	—
Total other income (expense), net	(228,723)	(656,782)	(12,020)	(897,525)	(115,365)
Income (loss) before income tax expenses	30,986,898	(21,246,690)	(868,169)	8,872,039	1,140,379
Segment income (loss)	25,484,221	(22,175,512)	(868,169)	2,440,540	313,698

Total assets	223,858,283	109,865,035	95,869	333,819,187	42,907,901
Total liabilities	(97,145,713)	(79,289,021)	—	(176,434,734)	(22,678,277)
Net assets (liabilities)	126,712,570	30,576,014	95,869	157,384,453	20,229,624
	Construction and engineering services	Asset management and professional consultancy services	Corporate	Total	Total
	HK$	HK$	HK$	HK$	US$
Revenue – external	236,257,009	13,980,188	—	250,237,197	31,975,517
Revenue – related parties	1,742,678	—	—	1,742,678	222,681
Total revenue	237,999,687	13,980,188	—	251,979,875	32,198,198

Cost of revenue – external	(179,246,424)	(8,674,185)	—	(187,920,609)	(24,012,651)
Gross profit	58,753,263	5,306,003	—	64,059,266	8,185,547

Depreciation	(1,900,524)	(2,946,898)	—	(4,847,422)	(619,408)
Operating expenses	(18,405,761)	(12,562,942)	(58,029)	(31,026,732)	(3,964,621)
Total expenses	(20,306,285)	(15,509,840)	(58,029)	(35,874,154)	(4,584,029)

Bank interest income	195,019	300	—	195,319	24,958
Interest expense	(905,567)	(581,062)	—	(1,486,629)	(189,963)
Other income	1,500	40,300	—	41,800	5,341
Other expense	(1,600)	—	—	(1,600)	(204)
Impairment loss on goodwill	(1,500,000)	—		(1,500,000)	(191,671)
Total other income (expense), net	(2,210,648)	(540,462)	—	(2,751,110)	(351,539)
Income (loss) before income tax expenses	36,236,330	(10,744,299)	(58,029)	25,434,002	3,249,979
Segment income (loss)	31,059,401	(11,373,382)	(58,029)	19,627,990	2,508,082

Total assets	110,391,917	132,432,534	—	242,824,451	31,028,310
Total liabilities	(65,214,518)	(79,481,008)	(69,629)	(144,765,155)	(18,498,212)
Net assets (liabilities)	45,177,399	52,951,526	(69,629)	98,059,296	12,530,098
	Construction and engineering services	Asset management and professional consultancy services	Corporate	Total	Total
	HK$	HK$	HK$	HK$	US$
Revenue – external	77,216,368	5,459,485	—	82,675,853	10,532,090
Revenue – related parties	1,809,486	—	—	1,809,486	230,511
Total revenue	79,025,854	5,459,485	—	84,485,339	10,762,601

Cost of revenue – external	(56,676,219)	(2,440,164)	—	(59,116,383)	(7,530,846)
Cost of revenue – related parties	(961,938)	—	—	(961,938)	(122,541)
Total cost of revenue	(57,638,157)	(2,440,164)	—	(60,078,321)	(7,653,387)
Gross profit	21,387,697	3,019,321	—	24,407,018	3,109,214

Depreciation	(549,510)	(714,138)	—	(1,263,648)	(160,976)
Operating expenses	(10,165,365)	(3,540,888)	(28,673)	(13,734,926)	(1,749,695)
Total expenses	(10,714,875)	(4,255,026)	(28,673)	(14,998,574)	(1,910,671)

Bank interest income	9	—	—	9	1
Interest expense	(195,814)	(24,387)	—	(220,201)	(28,051)
Other income	267,053	—	—	267,053	34,020
Other income (expense), net	71,248	(24,387)	—	46,861	5,970
Income (loss) before income tax expenses	10,744,070	(1,260,092)	(28,673)	9,455,305	1,204,513
Segment income (loss)	9,391,565	(1,902,583)	(28,673)	7,460,309	950,370

Total assets	85,357,862	118,325,307	—	203,683,169	25,947,229
Total liabilities	(71,239,864)	(54,000,399)	(11,600)	(125,251,863)	(15,955,853)
Net assets (liabilities)	14,117,998	64,324,908	(11,600)	78,431,306	9,991,376